Pension and other post-retirement benefits (Tables)	6 Months Ended
Jun. 30, 2014
Components of total pension costs
Components of total benefit costs

in	2Q14	1Q14	2Q13	6M14	6M13
Total benefit costs (CHF million)
Service costs on benefit obligation	69	69	94	138	188
Interest costs on benefit obligation	120	120	108	240	217
Expected return on plan assets	(181)	(181)	(184)	(362)	(368)
Amortization of recognized prior service cost/(credit)	(22)	(22)	(23)	(44)	(46)
Amortization of recognized actuarial losses	50	50	87	100	173
Net periodic benefit costs	36	36	82	72	164
Settlement losses/(gains)	0	0	1	0	1
Curtailment losses/(gains)	(7)	(3)	(17)	(10)	(28)
Special termination benefits	4	3	4	7	12
Total benefit costs	33	36	70	69	149